Related Party Transactions (Details) - Schedule of Loan Receivable Related Parties - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loan to Lakeshore Acquisition II Corp [Member]
Schedule of Loan Receivable Related Parties [Line Items]
Loan receivable		$ 460,000
Total loan receivable – related parties [Member
Schedule of Loan Receivable Related Parties [Line Items]
Loan receivable		$ 460,000